UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5301
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2016

Item 1. Schedule of Investments.

Vident International Equity Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 98.0%
Australia - 7.7%
220,321	AGL Energy Ltd.	$2,960,225
921,210	Aurizon Holdings Ltd.	3,002,788
530,945	BlueScope Steel Ltd.	2,402,223
136,512	CIMIC Group Ltd.	3,690,047
41,558	Cochlear Ltd.	3,624,461
37,471	CSL Ltd.	3,135,041
1,735,404	Evolution Mining Ltd.	2,546,162
81,770	Flight Centre Travel Group Ltd. (a)	1,868,134
209,060	JB Hi-Fi Ltd. (a)	3,523,619
1,821,219	Medibank Pvt Ltd.	4,212,128
508,300	Mirvac Group	714,544
916,417	Northern Star Resources Ltd.	2,854,696
964,423	Qantas Airways Ltd.	2,146,880
474,824	Star Entertainment Group Ltd.	1,938,967
94,881	Wesfarmers Ltd.	2,786,221
159,219	Woolworths Ltd.	2,545,479
		43,951,615
Austria - 0.5%
97,534	OMV AG (a)	2,718,442
Belgium - 0.5%
28,223	Delhaize Group (a)	2,959,025
Brazil - 0.2%
456,400	JBS SA	1,271,847
Canada - 6.9%
62,450	Alimentation Couche-Tard, Inc. (a)(b)	2,747,828
49,952	Bank of Montreal (b)	3,134,975
308,443	BlackBerry Ltd. (b)	2,243,906
69,393	CGI Group, Inc. (b)	3,245,413
75,528	Empire Company Ltd. (b)	1,294,173
36,229	George Weston Ltd. (b)	3,132,102
44,183	Intact Financial Corporation (b)	3,089,626
51,380	Linamar Corporation (b)	2,148,686
59,037	Loblaw Companies Ltd. (b)	3,199,573
67,203	Magna International, Inc. (b)	2,728,913
185,170	Manulife Financial Corporation (b)	2,756,334
98,913	Metro, Inc. (b)	3,351,283
101,374	Power Corporation of Canada	2,286,684
89,244	Sun Life Financial, Inc. (a)(b)	3,091,061
39,650	Suncor Energy, Inc. (b)	1,095,148
		39,545,705
China - 5.7%
3,646,000	Belle International Holdings Ltd.	2,139,531
4,039,000	China Construction Bank Corporation	2,604,046
4,546,969	China Petroleum & Chemical Corporation (a)	3,101,237
5,946,000	China Telecom Corporation Ltd.	2,769,941
2,617,000	CNOOC Ltd.	3,125,279
2,810,000	CSPC Pharmaceutical Group Ltd.	2,560,216
2,038,000	Dongfeng Motor Group Company Ltd.	2,271,220
5,125,000	Geely Automobile Holdings Ltd.	2,710,646
2,948,000	Guangzhou Automobile Group Company Ltd.	3,372,611
2,120,000	Huaneng Power International, Inc.	1,448,663
4,940,000	People’s Insurance Company Group of China Ltd.	1,977,081

1,336,000	PICC Property & Casualty Company Ltd.	2,437,922
25,416,000	Semiconductor Manufacturing International Corporation (b)	2,125,972
		32,644,365
Denmark - 1.8%
2,145	AP Moeller - Maersk A/S	2,762,794
69,240	DSV A/S	3,158,149
29,548	Novo Nordisk A/S	1,643,446
40,427	Vestas Wind Systems A/S	2,896,844
		10,461,233
Finland - 0.5%
150,102	UPM-Kymmene OYJ	2,887,605
France - 1.2%
33,098	Air France-KLM (b)	266,622
103,541	AXA SA	2,601,313
100,522	Orange SA	1,746,463
1	Pernod Ricard SA	109
158,501	Peugeot SA (b)	2,494,544
		7,109,051
Germany - 4.2%
13,137	adidas AG	1,683,125
15,983	Allianz SE	2,608,823
11,424	Continental AG	2,450,651
175,573	Deutsche Lufthansa AG (a)	2,460,437
31,164	E.ON SE	306,349
39,279	Fresenius SE & Company KGaA	2,964,412
24,351	Hannover Rueck SE	2,745,976
13,993	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,628,864
65,220	OSRAM Licht AG	3,470,863
42,283	Rheinmetall AG	2,903,204
		24,222,704
Hong Kong - 3.6%
248,000	China Mobile Ltd.	2,827,630
822,000	China Resources Beer Holdings Company Ltd.	1,781,357
912,600	China Taiping Insurance Holdings Company Ltd. (a)(b)	1,766,304
2,308,000	China Unicom Hong Kong Ltd.	2,491,924
334,000	CLP Holdings Ltd.	3,150,558
3,186,000	Sino Biopharmaceutical Ltd.	2,160,695
1,350,000	Skyworth Digital Holdings Ltd.	814,786
701,000	Techtronic Industries Company Ltd.	2,819,065
3,193,000	WH Group Ltd. (Acquired 01/06/16 through 3/18/16, Cost $1,811,107) (c)	2,457,181
		20,269,500
Indonesia - 1.0%
3,353,100	Bank Rakyat Indonesia Persero Tbk PT	2,540,599
11,022,200	Telekomunikasi Indonesian Persero Tbk PT	2,985,516
		5,526,115
Ireland - 0.6%
11,054	ICON PLC (b)	778,644
71,050	XL Group PLC	2,440,567
		3,219,211
Israel - 0.4%
42,542	Teva Pharmaceutical Industries Ltd.	2,209,529
Italy - 1.0%
153,830	Assicurazioni Generali SpA	2,230,189
19,675	Ferrari NV	834,057
96,072	Unipol Gruppo Finanziario SpA	354,888
1,075,607	UnipolSai SpA (a)	2,150,592
		5,569,726
Japan - 5.9%
145,800	Alfresa Holdings Corporation	3,077,027
320,000	Calsonic Kansei Corporation	2,496,772
137,200	Daiichi Sankyo Company Ltd.	3,192,268

67,800	Fuji Heavy Industries Ltd.	2,540,931
78,700	Japan Airlines Company Ltd.	2,701,393
100,100	Mazda Motor Corporation	1,727,467
167,300	Medipal Holdings Corporation	2,908,317
327,100	Mitsubishi Motors Corporation	1,710,308
210,200	Nikon Corporation	2,955,537
70,904	Nippon Telephone and Telegraph Corporation	3,108,673
1,039,900	Pioneer Corporation (a)	2,272,595
70,000	Sankyo Company Ltd.	2,613,898
75,400	Suzuken Company Ltd./Aichi Japan	2,437,639
		33,742,825
Malaysia - 3.2%
1,573,700	Axiata Group Bhd	1,989,517
1,844,300	IHH Healthcare Bhd	2,885,487
1,437,120	Malayan Banking Bhd	2,840,131
901,100	MISC Bhd	1,684,789
1,686,000	Petronas Chemicals Group Bhd	2,686,820
145,500	Petronas Gas Bhd	762,562
1,296,800	Telekom Malaysia Bhd	2,113,699
913,500	Tenaga Nasional Bhd	3,092,935
		18,055,940
Mexico - 1.2%
1,231,474	Alfa SAB de CV	2,170,472
171,245	Gruma SAB de CV	2,450,088
1,075,500	Wal-Mart de Mexico SAB de CV	2,502,755
		7,123,315
Netherlands - 3.1%
487,020	Aegon NV (a)	2,503,485
68,529	Boskalis Westminster (a)	2,481,885
909,241	Delta Lloyd NV (a)	4,578,781
129,422	Koninklijke Ahold NV	2,867,052
79,852	NN Group NV	2,666,738
519,924	PostNL NV (b)	2,289,665
		17,387,606
New Zealand - 0.4%
996,396	Spark New Zealand Ltd.	2,494,395
Norway - 1.6%
733,603	Norsk Hydro ASA	2,924,555
197,928	Statoil ASA	3,156,211
36,530	Telenor ASA	608,717
64,142	Yara International ASA (a)	2,313,240
		9,002,723
Poland - 1.4%
105,606	KGHM Polska Miedz SA	1,615,047
532,881	PGE Polska Grupa Energetyczna SA	1,703,933
159,985	Polski Koncern Naftowy ORLEN SA (a)	2,806,512
1,301,862	Polskie Gornictwo Naftowe i Gazownictwo SA	1,746,336
		7,871,828
Republic of Korea - 7.2%
46,239	Dongbu Insurance Company Ltd.	2,828,346
58,215	Hankook Tire Company Ltd.	2,500,930
51,927	Hyundai Marine & Fire Insurance Company Ltd.	1,376,819
13,113	Hyundai Mobis Company Ltd.	2,805,685
62,635	Kia Motors Corporation	2,451,689
66,150	Korea Electric Power Corporation	3,491,219
113,929	KT Corporation	3,068,569
132,686	LG Display Company Ltd.	2,872,377
62,574	LG Electronics, Inc.	2,945,462
32,508	LG Innotek Company Ltd.	2,370,318
221,486	LG Uplus Corporation	2,146,470
14,681	Mando Corporation	2,734,672

51,811	Samsung Electro-Mechanics Company Ltd.	2,269,285
2,607	Samsung Electronics Company Ltd.	2,826,182
32,572	SK Hynix, Inc.	784,374
24,830	SK Innovation Company Ltd.	3,406,365
		40,878,762
Russian Federation - 1.2%
724,911	Gazprom PAO - ADR	3,169,311
791,369	Rosneft OJSC - GDR	3,828,643
		6,997,954
Singapore - 5.8%
3,122	Broadcom Ltd.	481,912
1,181,100	CapitaLand Ltd.	2,564,439
486,700	City Developments Ltd.	2,894,541
1,060,800	ComfortDelGro Corporation Ltd.	2,110,661
247,714	Flextronics International Ltd. (b)	3,084,039
3,485,500	Genting Singapore PLC	1,872,972
3,365,200	Hutchison Port Holdings Trust	1,447,036
78,900	Jardine Cycle & Carriage Ltd.	1,936,548
136,500	Keppel Corporation Ltd.	533,273
450,700	Oversea-Chinese Banking Corporation Ltd.	2,821,171
270,700	Singapore Airlines Ltd.	2,099,394
362,600	Singapore Exchange Ltd.	2,040,629
1,071,900	Singapore Telecommunications Ltd.	3,012,311
205,100	United Overseas Bank Ltd.	2,713,617
1,335,200	Wilmar International Ltd.	3,218,985
		32,831,528
South Africa - 1.5%
127,182	Bid Corporation Ltd. (b)	2,448,757
127,182	Bidvest Group Ltd.	1,014,705
199,375	Sappi Ltd. (b)	935,332
102,198	Sasol Ltd.	3,101,786
340,717	Telkom SA SOC Ltd.	1,256,748
		8,757,328
Spain - 2.1%
32,258	Acciona SA	2,453,914
140,278	Endesa SA	2,884,349
163,781	Gamesa Corporation Tecnologica SA	3,262,827
395,588	Iberdrola SA	2,683,146
276,182	Mapfre SA	700,012
		11,984,248
Sweden - 3.5%
163,344	Boliden AB	2,890,369
115,689	Electrolux AB	3,103,958
327,613	Elekta AB (a)	2,582,382
183,804	Securitas AB	2,897,640
11,899	Skanska AB	261,336
97,246	Svenska Cellulosa AB SCA	3,112,767
287,624	Telefonaktiebolaget LM Ericsson	2,217,174
556,456	TeliaSonera AB	2,607,715
		19,673,341
Switzerland - 5.5%
20,520	Baloise Holding AG	2,535,066
23,659	Chubb Ltd.	2,995,466
1,837	Galenica AG	2,426,540
2,034,194	Glencore PLC	3,862,506
3,311	Helvetia Holding AG	1,783,743
17,239	Lonza Group AG	2,976,069
8,058	Swatch Group AG (a)	2,375,245
10,414	Swiss Life Holding AG	2,699,887
28,435	Swiss Re AG	2,554,573
229,501	Transocean Ltd.	2,246,815

142,024	UBS Group AG (a)	2,194,657
10,978	Zurich Insurance Group AG	2,656,146
		31,306,713
Taiwan - 7.4%
328,000	Asustek Computer, Inc.	2,816,098
7,942,000	AU Optronics Corporation	2,206,348
1,759,000	China Life Insurance Company Ltd.	1,343,016
922,953	Chunghwa Telecom Company Ltd.	3,113,065
3,460,000	Eva Airways Corporation (b)	1,570,196
1,288,000	Foxconn Technology Company Ltd.	2,942,307
1,131,160	Hon Hai Precision Industry Company Ltd.	2,778,257
7,972,000	Innolux Corporation	2,363,794
3,315,000	Inotera Memories, Inc. (b)	2,963,043
672,000	Novatek Microelectronics Corporation	2,235,707
1,010,000	Powertech Technology, Inc.	2,177,171
1,165,000	Realtek Semiconductor Corporation	3,157,869
1,343,000	Siliconware Precision Industries Company Ltd.	2,182,568
640,000	Taiwan Semiconductor Manufacturing Company Ltd.	3,071,215
1,562,640	Uni-President Enterprises Corporation	2,975,545
7,004,000	United Microelectronics Corporation	2,620,124
2,849,000	Wistron Corporation	1,830,174
		42,346,497
Thailand - 4.8%
303,200	Bumrungrad Hospital PCL - NVDR (a)	1,671,950
23,338,800	IRPC PCL - NVDR	3,253,386
670,700	Kasikornbank PCL - NVDR	3,266,670
1,727,500	PTT Exploration & Production PCL - NVDR (a)	3,759,640
600,300	PTT Global Chemical PCL	999,800
1,389,000	PTT Global Chemical PCL - NVDR	2,313,380
409,597	PTT PCL - NVDR	3,451,048
26,900	Siam Cement PCL - NVDR	364,439
841,000	Siam Commercial Bank PCL - NVDR (a)	3,154,486
1,568,300	Thai Oil PCL - NVDR	2,787,601
2,623,900	Tipco Asphalt PCL - NVDR (a)	1,792,111
10,588,300	TMB Bank PCL - NVDR	675,754
		27,490,265
Turkey - 5.2%
1,145,526	Akbank TAS	3,092,660
397,671	Arcelik AS	2,641,621
131,631	BIM Birlesik Magazalar AS	2,581,699
2,553,194	Eregli Demir ve Celik Fabrikalari TAS	3,563,280
2,174,161	Petkim Petrokimya Holding AS	3,130,037
1,089,434	Turk Hava Yollari AO (a)(b)	2,295,410
800,784	Turkcell Iletisim Hizmetleri AS	2,918,748
1,105,114	Turkiye Garanti Bankasi AS	2,830,074
2,072,207	Turkiye Vakiflar Bankasi TAO (a)	3,130,667
2,390,922	Yapi ve Kredi Bankasi AS (a)(b)	3,344,910
		29,529,106
United Kingdom - 1.2%
195,524	Fiat Chrysler Automobiles NV	1,395,574
315,197	International Consolidated Airlines Group SA	2,444,644
706,824	J Sainsbury PLC (a)	2,748,715
		6,588,933
TOTAL COMMON STOCKS (Cost $539,058,231)		558,628,980

PREFERRED STOCKS - 0.2%
Brazil - 0.2%
178,000	Braskem SA	1,030,485
TOTAL PREFERRED STOCKS (Cost $1,215,452)		1,030,485

REAL ESTATE INVESTMENT TRUSTS - 1.2%
Singapore - 1.2%
1,727,500	Ascendas Real Estate Investment Trust	2,872,685
1,534,278	CapitaLand Commercial Trust Ltd.	1,548,651
1,815,500	CapitaLand Mall Trust	2,676,251
		7,097,587
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,905,163)		7,097,587

SHORT-TERM INVESTMENTS - 0.2%
1,061,715	Short Term Investment Trust Liquid Assets Portfolio - Institutional Class, 0.45% (d)	1,061,715
TOTAL SHORT-TERM INVESTMENTS (Cost $1,061,715)		1,061,715

Principal Amount
INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 5.3%
Repurchase Agreements - 5.3
$4,530,419	Citigroup Global Markets, Inc. - 0.300%, dated 5/31/2016, matures 6/01/2016, repurchase price $4,530,456 (collateralized by various government agency obligations: Total Value $4,621,027) (e)	4,530,419

51,960	Credit Suisse Securities (USA) LLC - 0.290%, dated 5/31/2016, matures 6/01/2016, repurchase price $51,960 (collateralized by various government notes and bonds: Total Value $52,999) (e)	51,960

4,530,419	HSBC Securities USA, Inc. - 0.270%, dated 5/31/2016, matures 6/01/2016, repurchase price $4,530,452 (collateralized by various government notes and bonds: Total Value $4,621,032) (e)	4,530,419

7,029,700	Merrill Lynch, Pierce, Fenner & Smith, Inc. - 0.300%, dated 5/31/2016, matures 6/01/2016, repurchase price $7,029,758 (collateralized by various government agency obligations: Total Value $7,170,294) (e)	7,029,700

7,029,700	Mizuho Securities USA, Inc. - 0.310%, dated 5/31/2016, matures 6/01/2016, repurchase price $7,029,760 (collateralized by various government agency obligations: Total Value $7,170,294) (e)	7,029,700

7,029,700	Nomura Securities International, Inc. - 0.310%, dated 5/31/2016, matures 6/01/2016, repurchase price $7,029,760 (collateralized by various government agency obligations: Total Value $7,170,294) (e)	7,029,700
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $30,201,898)		30,201,898

TOTAL INVESTMENTS - 104.9% (Cost $578,442,459)		598,020,665
Liabilities in Excess of Other Assets - (4.9%)		(28,075,374)
NET ASSETS - 100.0%		$569,945,291

(a)	All or portion of this security is out on loan as of May 31, 2016. Total value of securities out on loan is $28,330,106.
(b)	Non-income producing security.
(c)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. The value of those securities total $2,457,181.

(d)	Annualized seven-day yield as of May 31, 2016.
(e)	Investments purchased with cash proceeds from securities lending. As of May 31, 2016, total cash collateral has a value of $30,201,898 and total non-cash collateral has a value of $3,030,194.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows*:
Cost of investments		$578,442,459
Gross unrealized appreciation		53,625,273
Gross unrealized depreciation		(34,047,067)
Net unrealized appreciation		$19,578,206

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Vident Core U.S. Equity Fund
Schedule of Investments
May 31, 2016 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.6%
Consumer Discretionary - 15.6%
79,302	Abercrombie & Fitch Company (a)	$1,577,317
140,762	American Eagle Outfitters, Inc. (a)	2,201,518
44,761	Bed Bath & Beyond, Inc. (b)	2,003,055
71,461	Best Buy Company, Inc. (a)	2,298,900
55,610	Big Lots, Inc.	2,908,403
40,258	Carnival Corporation	1,921,917
38,131	Comcast Corporation	2,413,692
56,730	Cooper Tire & Rubber Company	1,822,735
67,508	D.R. Horton, Inc.	2,063,044
62,014	Dick’s Sporting Goods, Inc.	2,660,401
43,807	DSW, Inc.	926,956
124,864	Express, Inc. (a)(b)	1,815,523
33,422	Foot Locker, Inc.	1,868,958
76,609	GameStop Corporation (a)	2,229,322
133,507	Gannett Company, Inc.	2,085,379
25,141	Genuine Parts Company	2,436,666
66,629	Goodyear Tire & Rubber Company	1,863,613
4,263	Graham Holdings Company (a)	2,122,761
114,806	Guess?, Inc.	1,810,491
48,407	Kohls Corporation	1,744,588
17,378	Lear Corporation	2,063,811
28,526	Lowe’s Companies, Inc.	2,285,788
34,984	Murphy USA, Inc. (b)	2,378,562
43,323	Nordstrom, Inc. (a)	1,645,408
99,293	Smith & Wesson Holding Corporation (a)(b)	2,419,770
226,658	Staples, Inc.	1,994,590
29,906	Target Corporation	2,056,935
41,749	The Children’s Place, Inc. (a)	2,942,469
86,866	The Gap, Inc.	1,562,719
92,792	The Interpublic Group of Companies, Inc.	2,217,729
40,306	Thor Industries, Inc.	2,619,890
94,590	Urban Outfitters, Inc. (a)(b)	2,698,653
20,265	Visteon Corporation	1,519,470
		69,181,033
Consumer Staples - 10.3%
37,401	Altria Group, Inc.	2,380,200
59,718	Archer-Daniels-Midland Company	2,554,139
32,060	Bunge Ltd.	2,150,264
45,495	Cal-Maine Foods, Inc. (a)	2,024,527
17,945	Casey’s General Stores, Inc.	2,157,168
43,883	Coca Cola European Partners P Shares	1,703,099
13,527	Costco Wholesale Corporation	2,012,412
23,122	Dr Pepper Snapple Group, Inc.	2,113,351
31,942	Fresh Del Monte Produce, Inc. (a)	1,672,803
22,623	Ingredion, Inc. (a)	2,656,166
48,374	Mondelez International, Inc.	2,152,159
9,133	PepsiCo, Inc.	923,986
96,781	Pilgrim’s Pride Corporation (a)	2,406,943
37,167	Post Holdings, Inc. (a)(b)	2,825,064
26,881	Sanderson Farms, Inc. (a)	2,411,494
52,551	Sysco Corporation	2,528,229
51,396	The Kroger Company	1,837,921
40,752	Tyson Foods, Inc.	2,599,163
37,999	Universal Corporation	2,078,545
35,900	Wal-Mart Stores, Inc.	2,541,002
63,653	Whole Foods Market, Inc.	2,059,175
		45,787,810
Energy - 5.8%
140,965	Alon USA Energy, Inc. (a)	1,064,286
54,835	CVR Energy, Inc. (a)	1,076,959
40,836	Helmerich & Payne, Inc. (a)	2,497,121
53,614	HollyFrontier Corporation	1,434,711
42,205	Marathon Petroleum Corporation	1,470,000
63,861	National Oilwell Varco, Inc.	2,104,220
79,016	Oil States International, Inc. (b)	2,596,466
26,421	Phillips 66 (a)	2,123,192
135,253	Rowan Companies Plc (a)	2,289,833
327,731	Southwestern Energy Company (a)(b)	4,480,083
22,474	Tesoro Corporation	1,754,770
30,837	Valero Energy Corporation	1,686,784
61,023	Western Refining, Inc.	1,296,128
		25,874,553
Financials - 16.0%
4,708	Alleghany Corporation (b)	2,565,060
34,820	Allstate Corporation	2,350,698
30,033	American Financial Group, Inc.	2,200,818
26,931	Assurant, Inc.	2,353,500
16,383	Berkshire Hathaway, Inc. (b)	2,302,467

29,826	Capital One Financial Corporation (a)	2,184,456
36,317	Cincinnati Financial Corporation	2,509,505
112,573	CNO Financial Group, Inc.	2,284,106
60,223	First American Financial Corporation	2,302,928
59,060	Franklin Resources, Inc. (a)	2,205,891
73,572	Great Western Bancorp, Inc.	2,502,919
55,823	Legg Mason, Inc.	1,925,894
43,087	Lincoln National Corporation	1,975,539
2,567	Markel Corporation (b)	2,446,351
45,170	Metlife, Inc.	2,057,494
36,876	Nasdaq, Inc.	2,434,185
115,627	Old Republic International Corporation	2,215,413
9,894	PNC Financial Services Group, Inc.	887,888
47,839	Principal Financial Group, Inc.	2,131,706
26,441	Prudential Financial, Inc.	2,095,449
226,646	Regions Financial Corporation	2,227,930
26,249	Reinsurance Group of America, Inc.	2,602,326
51,043	Selective Insurance Group, Inc.	1,896,247
50,557	SunTrust Banks, Inc.	2,215,408
67,004	Synovus Financial Corporation	2,155,519
26,383	The Hanover Insurance Group, Inc.	2,286,878
50,143	The Hartford Financial Services Group, Inc. (a)	2,264,959
68,279	The Progressive Corporation	2,273,691
19,221	The Travelers Companies, Inc.	2,193,885
38,059	Torchmark Corporation	2,345,576
65,264	Unum Group	2,409,547
58,568	Voya Financial, Inc.	1,924,544
		70,728,777
Health Care - 9.8%
20,933	AmerisourceBergen Corporation	1,569,556
13,478	Amgen, Inc.	2,128,850
15,568	Anthem, Inc.	2,057,467
2,397	Baxalta, Inc.	108,417
55,105	Baxter International, Inc. (a)	2,378,332
24,092	Cardinal Health, Inc.	1,902,064
52,417	Centene Corporation (b)	3,268,200
14,314	Chemed Corporation (a)	1,866,689
35,624	Dentsply Sirona, Inc.	2,214,388
21,438	Gilead Sciences, Inc.	1,866,392
13,756	Henry Schein, Inc. (a)(b)	2,389,830
21,128	Johnson & Johnson	2,380,914
58,477	Lannett Company, Inc. (a)(b)	1,426,254
33,844	Magellan Health, Inc. (a)(b)	2,242,165
11,515	McKesson Corporation (a)	2,108,857
35,396	Molina Healthcare, Inc. (b)	1,714,228
50,228	Myriad Genetics, Inc. (b)	1,702,227
59,321	Owens & Minor, Inc.	2,212,080
30,455	Quest Diagnostics, Inc.	2,350,212
18,434	UnitedHealth Group, Inc. (a)	2,464,073
28,089	WellCare Health Plans, Inc. (b)	2,848,787
		43,199,982
Industrials - 12.3%
26,466	Alaska Air Group, Inc.	1,757,342
50,456	American Airlines Group, Inc.	1,610,051
15,088	Boeing Company	1,903,351
76,208	Comfort Systems USA, Inc.	2,438,656
41,990	Delta Air Lines, Inc.	1,824,885
45,344	EMCOR Group, Inc.	2,156,107
61,266	Hawaiian Holdings, Inc. (b)	2,478,822
16,997	Huntington Ingalls Industries, Inc. (a)	2,607,510
51,104	Jacobs Engineering Group, Inc. (a)(b)	2,590,462
93,610	JetBlue Airways Corporation (b)	1,678,427
172,884	MRC Global, Inc. (b)	2,453,224
46,251	Owens Corning	2,362,038
105,775	Quanta Services, Inc. (b)	2,541,773
17,277	Raytheon Company	2,240,309
48,624	Republic Services, Inc.	2,347,567
106,558	SkyWest, Inc.	2,514,769
49,806	Southwest Airlines Company	2,115,759
45,197	Spirit AeroSystems Holdings, Inc. (b)	2,114,316
79,202	SPX FLOW, Inc. (b)	2,373,684
89,208	Trinity Industries, Inc.	1,611,096
36,945	United Continental Holdings, Inc. (b)	1,665,850
32,839	Universal Forest Products, Inc.	2,756,506
60,302	Virgin America, Inc. (b)	3,375,706
7,308	Waste Management, Inc.	445,423
94,336	Werner Enterprises, Inc. (a)	2,348,023
		54,311,656
Information Technology - 17.7%
39,280	Amdocs Ltd.	2,277,847
248,875	Amkor Technology, Inc. (b)	1,570,401
39,315	Arrow Electronics, Inc. (b)	2,540,535
49,656	Avnet, Inc.	2,037,386
80,111	Benchmark Electronics, Inc. (a)(b)	1,660,701
237,355	Brocade Communications Systems, Inc. (a)	2,150,436

75,351	CA, Inc.	2,435,344
23,116	CACI International, Inc. (b)	2,329,399
79,866	Cisco Systems, Inc.	2,320,107
32,773	Coherent, Inc. (a)(b)	3,100,981
86,678	Convergys Corporation	2,443,453
119,786	Corning, Inc.	2,502,330
51,368	CSG Systems International, Inc.	2,183,654
78,913	ebay, Inc. (b)	1,930,212
32,794	First Solar, Inc. (b)	1,628,222
187,661	HP, Inc.	2,510,904
70,467	Ingram Micro, Inc.	2,440,272
62,448	Intel Corporation	1,972,732
92,025	Jabil Circuit, Inc.	1,755,837
78,702	Juniper Networks, Inc.	1,842,414
27,252	Lam Research Corporation	2,256,738
38,072	Leidos Holdings, Inc. (a)	1,880,757
153,684	Micron Technology, Inc. (b)	1,954,861
15,124	MKS Instruments, Inc. (a)	619,782
82,098	NetApp, Inc.	2,095,962
50,785	NETGEAR, Inc. (b)	2,285,325
86,643	NeuStar, Inc. (a)(b)	2,040,443
65,789	NVIDIA Corporation (a)	3,073,662
157,994	Polycom, Inc. (b)	1,895,928
102,247	Sanmina Corporation (b)	2,739,197
58,419	Sykes Enterprises, Inc. (b)	1,742,055
103,190	Symantec Corporation	1,791,378
23,995	SYNNEX Corporation	2,185,945
102,281	Teradyne, Inc.	2,026,187
38,659	Texas Instruments, Inc.	2,342,735
183,606	Vishay Intertechnology, Inc.	2,379,534
36,165	Western Digital Corporation (a)	1,683,119
		78,626,775
Materials - 4.3%
228,410	Alcoa, Inc. (a)	2,117,361
34,067	Avery Dennison Corporation	2,533,903
48,087	Bemis Company, Inc.	2,420,700
3,002	Cabot Corporation	137,221
151,875	Commercial Metals Company	2,607,694
42,207	Innospec, Inc.	2,049,572
53,725	Nucor Corporation	2,606,200
37,493	Reliance Steel & Aluminum Company	2,787,604
39,807	Westlake Chemical Corporation	1,756,683
		19,016,938
Telecommunication Services - 3.2%
62,719	AT&T, Inc.	2,455,449
84,334	CenturyLink, Inc.	2,287,138
470,000	Frontier Communications Corporation (a)	2,429,900
81,527	Telephone & Data Systems, Inc.	2,347,162
54,816	T-Mobile US, Inc. (b)	2,343,932
46,642	Verizon Communications, Inc.	2,374,078
		14,237,659
Utilities - 4.6%
49,492	Ameren Corporation	2,452,329
37,235	American Electric Power, Inc.	2,410,221
36,084	Edison International	2,584,697
112,072	NiSource, Inc.	2,674,038
33,634	Pinnacle West Capital Corporation	2,475,126
59,210	Portland General Electric Company	2,438,268
56,333	Public Service Enterprise Group, Inc.	2,520,902
10,552	UGI Corporation	452,892
60,304	Xcel Energy, Inc.	2,494,776
		20,503,249
TOTAL COMMON STOCKS (Cost $419,031,941)		441,468,432

SHORT-TERM INVESTMENTS - 0.1%
276,839	Short Term Investment Trust Liquid Assets Portfolio - Institutional Class, 0.45% (c)	276,839
TOTAL SHORT-TERM INVESTMENTS (Cost $276,839)

INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 9.8%
Money Market - 9.8%
$43,535,385	First American Prime Obligation Fund Class Z - 0.280% (d)	43,535,385
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $43,535,385)		43,535,385

TOTAL INVESTMENTS - 109.5% (Cost $462,844,165)		485,280,656
Liabilities in Excess of Other Assets - (9.5%)		(42,389,108)
NET ASSETS - 100.0%		$442,891,548

(a)	All or portion of this security is out on loan as of May 31, 2016. Total value of securities out on loan is $42,558,113.
(b)	Non-income producing security.
(c)	Annualized seven-day yield as of May 31, 2016.
(d)	Investments purchased with cash proceeds from securities lending. As of May 31, 2016, total cash collateral has a value of $43,535,385.

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows*:
Cost of investments	$462,844,165
Gross unrealized appreciation	43,059,794
Gross unrealized depreciation	(20,623,303)
Net unrealized appreciation	$22,436,491

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Vident Core U.S. Bond Strategy ETF
Schedule of Investments
May 31, 2016 (Unaudited)

Par Value	Security Description	Value
CORPORATE BONDS - 44.1%
Consumer Discretionary - 7.4%
$600,000	AutoZone, Inc.
	07/15/2023, 3.125%	$611,342
515,000	BorgWarner, Inc.
	03/15/2025, 3.375%	518,508
2,950,000	Cinemark USA, Inc.
	06/01/2023, 4.875%	2,935,250
1,905,000	Coach, Inc.
	04/01/2025, 4.250%	1,923,883
1,300,000	CST Brands, Inc.
	05/01/2023, 5.000%	1,306,500
1,780,000	D.R. Horton, Inc.
	02/15/2020, 4.000%	1,846,750
1,640,000	DISH DBS Corporation
	06/01/2021, 6.750%	1,702,812
1,670,000	Dollar General Corporation
	11/01/2025, 4.150%	1,778,187
404,000	Host Hotels & Resorts LP
	06/15/2025, 4.000%	402,284
1,680,000	Lennar Corporation
	04/01/2021, 4.750%	1,726,200
2,510,000	Limited Brands, Inc.
	02/15/2022, 5.625%	2,685,700
1,150,000	Netflix, Inc.
	02/15/2025, 5.875%	1,210,375
960,000	NIKE, Inc.
	05/01/2023, 2.250%	967,820
380,000	Nordstrom, Inc.
	10/15/2021, 4.000%	397,437
1,530,000	NVR, Inc.
	09/15/2022, 3.950%	1,577,748
220,000	Omnicom Group, Inc.
	11/01/2024, 3.650%	228,731
790,000	O’Reilly Automotive, Inc.
	03/15/2026, 3.550%	816,375
840,000	Scripps Networks Interactive, Inc.
	06/15/2025, 3.950%	864,956
1,775,000	Staples, Inc.
	01/12/2023, 4.375%	1,800,422
1,060,000	Starbucks Corporation
	10/01/2023, 3.850%	1,173,242
1,360,000	The Hertz Corporation
	10/15/2022, 6.250%	1,358,300
1,654,000	The Interpublic Group of Companies, Inc.
	04/15/2024, 4.200%	1,745,833
1,451,000	The Priceline Group, Inc.
	03/15/2025, 3.650%	1,481,887
477,000	The TJX Companies, Inc.
	05/15/2023, 2.500%	477,630
		31,538,172
Consumer Staples - 2.4%
890,000	Altria Group, Inc.
	01/31/2024, 4.000%	976,837

1,180,000	Colgate-Palmolive Company
	03/15/2024, 3.250%	1,283,182
1,100,000	Constellation Brands, Inc.
	05/01/2023, 4.250%	1,138,500
1,340,000	Edgewell Personal Care Company
	05/24/2022, 4.700%	1,405,325
1,510,000	Energizer Holdings, Inc.
	06/15/2025, 5.500% (Acquired 4/29/16, Cost $1,517,499) (a)	1,491,139
850,000	Mead Johnson Nutrition Company
	11/15/2025, 4.125%	904,799
650,000	Tyson Foods, Inc.
	08/15/2024, 3.950%	696,364
920,000	Walgreens Boots Alliance, Inc.
	11/18/2024, 3.800%	956,423
1,040,000	WhiteWave Foods Company
	10/01/2022, 5.375%	1,116,700
		9,969,269
Energy - 8.4%
1,790,000	Antero Resources Corporation
	12/01/2020, 6.000%	1,785,525
440,000	Boardwalk Pipelines LP
	12/15/2024, 4.950%	419,822
1,090,000	Buckeye Partners LP
	07/01/2023, 4.150%	1,054,748
1,140,000	Columbia Pipeline Group, Inc.
	06/01/2025, 4.500%	1,181,012
2,910,000	Concho Resources, Inc.
	10/01/2022, 5.500%	2,924,550
845,000	FMC Technologies, Inc.
	10/01/2022, 3.450%	777,457
420,000	Halliburton Company
	11/15/2025, 3.800%	425,557
1,300,000	Magellan Midstream Partners LP
	03/01/2026, 5.000%	1,433,273
2,750,000	Marathon Petroleum Corporation
	09/15/2024, 3.625%	2,597,194
1,750,000	National Oilwell Varco, Inc.
	12/01/2022, 2.600%	1,563,279
1,420,000	Noble Holding International Ltd.
	03/15/2042, 5.250%	749,050
3,080,000	Oceaneering International, Inc.
	11/15/2024, 4.650%	2,884,577
4,410,000	ONEOK, Inc
	09/01/2023, 7.500%	4,564,571
1,000,000	PBF Holding Company LLC/PBF Finance Corporation
	11/15/2023, 7.000% (Acquired 05/02/16, Cost $970,561) (a)	957,500
1,130,000	Phillips 66 Partners LP
	02/15/2025, 3.605%	1,064,677
880,000	Schlumberger Investment SA
	12/01/2023, 3.650%	928,256
2,240,000	Suburban Propane Partners LP / Suburban Energy Finance Corporation
	06/01/2024, 5.500%	2,217,600
1,900,000	Tesoro Logistics LP/Tesoro Logistics Finance Corporation
	10/15/2019, 5.500%	1,985,500
4,320,000	Transocean, Inc.
	12/15/2021, 7.125%	3,207,600
2,620,000	Valero Energy Corporation
	03/15/2025, 3.650%	2,604,228

440,000	Western Gas Partners LP
	06/01/2025, 3.950%	397,832
		35,723,808
Financials - 4.5%
726,000	Aflac, Inc.
	11/15/2024, 3.625%	775,261
852,000	Alexandria Real Estate Equities, Inc.
	06/15/2023, 3.900%	872,734
1,755,000	American Express Company
	12/05/2024, 3.625%	1,773,361
1,660,000	American Tower Corporation
	02/15/2024, 5.000%	1,837,121
1,920,000	Assured Guaranty US Holdings, Inc.
	07/01/2024, 5.000%	2,056,984
1,200,000	AvalonBay Communities, Inc.
	06/01/2025, 3.450%	1,250,729
1,250,000	BlackRock, Inc.
	03/18/2024, 3.500%	1,340,611
629,000	Boston Properties LP
	02/01/2024, 3.800%	664,594
1,150,000	Brown & Brown, Inc.
	09/15/2024, 4.200%	1,161,091
2,050,000	Capital One Financial Corporation
	10/29/2025, 4.200%	2,099,942
1,225,000	DDR Corporation
	02/01/2025, 3.625%	1,203,089
430,000	Essex Portfolio LP
	04/01/2025, 3.500%	439,948
925,000	HCP, Inc.
	08/15/2024, 3.875%	917,658
425,000	Marsh & McLennan Companies, Inc.
	03/14/2026, 3.750%	438,687
637,000	Moody’s Corporation
	02/15/2024, 4.875%	713,293
1,260,000	S&P Global, Inc.
	06/15/2025, 4.000%	1,348,263
		18,893,366
Health Care - 4.9%
1,069,000	Aetna, Inc.
	11/15/2024, 3.500%	1,103,460
2,000,000	AMAG Pharmaceuticals, Inc.
	09/01/2023, 7.875% (Acquired 04/29/16 through 05/03/16, Cost $1,791,547) (a)	1,770,000
530,000	AmerisourceBergen Corporation
	03/01/2025, 3.250%	543,574
1,315,000	Biogen, Inc.
	09/15/2025, 4.050%	1,406,395
530,000	Bristol-Myers Squibb Company
	11/01/2023, 3.250%	572,009
560,000	Cardinal Health, Inc.
	09/15/2025, 3.750%	600,897
910,000	Cigna Corporation
	04/15/2025, 3.250%	916,883
2,100,000	DaVita HealthCare Partners, Inc.
	05/01/2025, 5.000%	2,086,875
580,000	Eli Lilly & Company
	06/01/2025, 2.750%	600,274
660,000	Express Scripts Holding Company
	02/25/2026, 4.500%	709,239

1,215,000	Gilead Sciences, Inc.
	02/01/2025, 3.500%	1,268,206
1,880,000	HCA, Inc.
	05/01/2023, 5.875%	1,995,150
1,020,000	Humana, Inc.
	10/01/2024, 3.850%	1,062,583
3,640,000	Mallinckrodt International Finance SA
	04/15/2023, 4.750%	3,016,650
1,960,000	Molina Healthcare, Inc.
	11/15/2022, 5.375% (Acquired 04/29/16, Cost $2,042,489) (a)	1,967,409
900,000	Stryker Corporation
	05/15/2024, 3.375%	937,407
		20,557,011
Industrials - 4.7%
930,000	AECOM
	10/15/2024, 5.875%	967,200
1,150,000	Air Lease Corporation
	09/15/2024, 4.250%	1,163,731
1,020,000	Crown Americas LLC / Crown Americas Capital Corporation IV
	01/15/2023, 4.500%	1,036,575
615,000	Cummins, Inc.
	10/01/2023, 3.650%	656,044
1,880,000	Delphi Corporation
	03/15/2024, 4.150%	1,980,396
1,710,000	Fluor Corporation
	12/15/2024, 3.500%	1,794,566
425,000	Fortune Brands Home & Security, Inc.
	06/15/2025, 4.000%	444,136
1,460,000	General Electric Company
	03/11/2024, 3.375%	1,560,839
1,494,000	International Lease Finance Corporation
	01/15/2022, 8.625%	1,817,078
1,480,000	SPX FLOW, Inc.
	09/01/2017, 6.875%	1,548,450
2,880,000	Terex Corporation
	05/15/2021, 6.000%	2,862,000
410,000	Union Pacific Corporation
	03/01/2026, 2.750%	418,119
2,280,000	United Rentals North America, Inc.
	07/15/2025, 5.500%	2,245,800
500,000	USG Corporation
	01/15/2018, 9.750%	561,385
640,000	West Corporation
	07/15/2022, 5.375% (Acquired 05/02/16 through 05/17/16, Cost $580,771) (a)	581,600
382,000	Xylem, Inc.
	10/01/2021, 4.875%	412,215
		20,050,134
Information Technology - 5.2%
780,000	Adobe Systems, Inc.
	02/01/2025, 3.250%	805,316
1,190,000	Apple, Inc.
	02/09/2025, 2.500%	1,180,913
1,190,000	CDW LLC/CDW Finance Corporation
	12/01/2024, 5.500%	1,228,675
1,000,000	CommScope, Inc.
	06/15/2024, 5.500% (Acquired 05/03/16, Cost $1,012,452) (a)	1,011,250
1,650,000	eBay, Inc.
	08/01/2024, 3.450%	1,668,308

2,275,000	EMC Corporation
	06/01/2023, 3.375%	1,948,221
2,210,000	Hughes Satellite Systems Corporation
	06/15/2021, 7.625%	2,400,613
550,000	Ingram Micro, Inc.
	12/15/2024, 4.950%	547,016
590,000	Intel Corporation
	07/29/2025, 3.700%	645,633
500,000	International Business Machines Corporation
	10/30/2025, 7.000%	670,113
2,300,000	Keysight Technologies, Inc.
	10/30/2024, 4.550%	2,298,183
1,285,000	MasterCard, Inc.
	04/01/2024, 3.375%	1,369,884
968,000	Maxim Integrated Products, Inc.
	03/15/2023, 3.375%	977,113
1,090,000	Motorola Solutions, Inc.
	09/01/2024, 4.000%	1,060,170
2,000,000	NCR Corporation
	07/15/2022, 5.000%	1,975,000
521,000	QUALCOMM, Inc.
	05/20/2025, 3.450%	542,651
647,000	Texas Instruments, Inc.
	05/01/2023, 2.250%	644,529
330,000	Tyco International Finance SA
	02/14/2026, 3.900%	349,840
615,000	Visa, Inc.
	12/14/2025, 3.150%	638,077
		21,961,505
Materials - 2.5%
2,100,000	Ashland, Inc.
	08/15/2022, 4.750%	2,132,235
1,630,000	Ball Corporation
	11/15/2023, 4.000%	1,601,475
300,000	Berry Plastics Corporation
	07/15/2023, 5.125%	298,500
2,250,000	Celanese US Holdings, LLC
	11/15/2022, 4.625%	2,317,499
896,000	Huntsman International LLC
	11/15/2020, 4.875%	916,160
130,000	Owens-Brockway Glass Container, Inc.
	08/15/2023, 5.875% (Acquired 05/24/16, Cost $139,735) (a)	138,044
345,000	PolyOne Corporation
	03/15/2023, 5.250%	352,763
760,000	The Dow Chemical Company
	10/01/2024, 3.500%	787,658
360,000	The Mosaic Company
	11/15/2023, 4.250%	383,726
1,510,000	WR Grace & Company
	10/01/2021, 5.125% (Acquired 04/29/16, Cost $1,583,805) (a)	1,569,449
		10,497,509
Telecommunication Services - 1.1%
2,810,000	CenturyLink, Inc.
	04/01/2025, 5.625%	2,497,387
1,780,000	Pacific Bell Telephone Company
	03/15/2026, 7.125%	2,242,884
		4,740,271

Utilities - 3.0%
2,170,000	Berkshire Hathaway Energy Company
	11/15/2023, 3.750%	2,335,959
3,090,000	Calpine Corporation
	01/15/2025, 5.750%	3,001,162
2,970,000	Dolphin Subsidiary II, Inc.
	10/15/2021, 7.250%	3,111,373
1,720,000	Exelon Corporation
	06/15/2025, 3.950%	1,808,807
422,000	Florida Power & Light Company
	06/01/2024, 3.250%	449,468
630,000	PSEG Power LLC
	04/15/2031, 8.625%	760,346
1,208,000	Southern California Edison Company
	10/01/2023, 3.500%	1,296,504
		12,763,619
TOTAL CORPORATE BONDS (Cost $187,539,042)		186,694,664

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 12.6%
	Federal Home Loan Banks
40,000	12/14/2018, 1.750%	40,717
370,000	06/14/2019, 1.625%	375,692
560,000	09/13/2019, 2.000%	574,912
595,000	03/13/2020, 1.875%	608,424
490,000	03/13/2020, 4.125%	541,061
690,000	06/12/2020, 1.750%	701,018
630,000	02/18/2021, 1.375%	627,938
		3,469,762
	Federal Home Loan Mortgage Corporation
200,000	03/27/2019, 3.750%	214,711
250,000	04/15/2019, 1.125%	250,117
330,000	05/30/2019, 1.750%	336,328
338,000	08/01/2019, 1.250%	339,344
418,000	10/02/2019, 1.250%	418,818
585,000	05/01/2020, 1.375%	587,682
483,000	01/13/2022, 2.375%	503,792
500,000	06/15/2040, 4.500% (b)	544,268
500,000	06/15/2041, 4.000% (b)	533,203
7,735,000	06/15/2042, 3.500% (b)	8,089,721
4,030,000	06/15/2043, 3.000% (b)	4,125,572
		15,943,556
	Federal National Mortgage Association
70,000	12/14/2018, 1.125%	70,183
110,000	01/28/2019, 1.375%	110,946
144,000	02/19/2019, 1.875%	147,062
190,000	02/26/2019, 1.000%	189,577
294,000	06/20/2019, 1.750%	299,627
378,000	09/12/2019, 1.750%	385,059
691,000	10/09/2019, 0.000% (c)	656,435
442,000	11/26/2019, 1.750%	450,589
514,000	01/21/2020, 1.625%	521,914
645,000	06/22/2020, 1.500%	650,037
600,000	11/30/2020, 1.500%	602,362
550,000	12/28/2020, 1.875%	561,440
620,000	02/26/2021, 1.375%	618,336
500,000	06/15/2040, 4.000% (b)	533,926
7,625,000	06/15/2041, 3.500% (b)	7,981,175
640,000	06/15/2041, 4.500% (b)	697,033

7,400,000	06/15/2042, 3.000% (b)	7,579,221
		22,054,922
	Ginnie Mae II Pool
500,000	06/15/2045, 3.000% (b)	517,520
	Government National Mortgage Association
7,500,000	06/15/2041, 4.000% (b)	8,023,242
500,000	06/15/2042, 3.500% (b)	527,793
1,030,000	06/15/2042, 4.000% (b)	1,098,801
500,000	06/15/2043, 3.000% (b)	516,836
1,300,000	06/15/2045, 3.500% (b)	1,372,313
		11,538,985
TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $53,408,714)		53,524,745

US GOVERNMENT AGENCY ISSUE - 0.3%
Utilities - 0.3%
	Tennessee Valley Authority
40,000	10/15/2018, 1.750%	40,664
646,000	02/15/2021, 3.875%	714,275
420,000	08/15/2022, 1.875%	424,008
		1,178,947
TOTAL US GOVERNMENT AGENCY ISSUE (Cost $1,155,805)		1,178,947

US GOVERNMENT NOTE/BOND - 42.2%
U.S. Treasury Bonds - 8.4%
	United States Treasury Bonds
5,958,000	08/15/2023, 6.250%	7,832,207
790,000	02/15/2026, 6.000%	1,084,908
140,000	11/15/2026, 6.500%	201,879
	United States Treasury Inflation Indexed Bonds
1,680,216	01/15/2025, 2.375%	1,979,756
1,907,666	01/15/2026, 2.000%	2,209,775
1,712,204	01/15/2027, 2.375%	2,066,683
1,682,301	01/15/2028, 1.750%	1,931,908
1,575,372	04/15/2028, 3.625%	2,146,219
1,508,430	01/15/2029, 2.500%	1,875,934
1,463,036	04/15/2029, 3.875%	2,071,576
1,194,015	04/15/2032, 3.375%	1,709,975
1,101,750	02/15/2040, 2.125%	1,391,813
1,120,032	02/15/2041, 2.125%	1,426,664
1,612,421	02/15/2042, 0.750%	1,548,176
1,719,362	02/15/2043, 0.625%	1,601,121
1,573,526	02/15/2044, 1.375%	1,741,953
1,647,202	02/15/2045, 0.750%	1,576,221
1,195,962	02/15/2046, 1.000%	1,231,468
		35,628,236
U.S. Treasury Notes - 33.8%
	United States Treasury Inflation Indexed Notes
254,218	04/15/2020, 0.125%	257,763
489,866	01/15/2021, 1.125%	518,795
533,356	07/15/2021, 0.625%	555,044
820,654	01/15/2022, 0.125%	825,921
849,126	07/15/2022, 0.125%	856,291
1,227,687	01/15/2023, 0.125%	1,227,328
1,328,077	07/15/2023, 0.375%	1,355,072
1,641,243	01/15/2024, 0.625%	1,694,796
2,015,687	07/15/2024, 0.125%	2,006,566
2,141,502	01/15/2025, 0.250%	2,139,313
1,907,923	07/15/2025, 0.375%	1,932,009

1,894,139	01/15/2026, 0.625%	1,960,421
	United States Treasury Notes
742,000	12/31/2021, 2.125%	767,521
2,686,000	01/31/2022, 1.500%	2,686,105
1,704,000	02/15/2022, 2.000%	1,751,460
1,995,000	02/28/2022, 1.750%	2,021,380
3,560,000	03/31/2022, 1.750%	3,604,849
3,185,000	04/30/2022, 1.750%	3,223,258
4,197,000	05/15/2022, 1.750%	4,247,658
4,350,000	05/31/2022, 1.875%	4,433,007
5,150,000	06/30/2022, 2.125%	5,320,192
6,140,000	07/31/2022, 2.000%	6,296,380
6,035,000	08/15/2022, 1.625%	6,057,867
6,810,000	08/31/2022, 1.875%	6,930,905
6,615,000	09/30/2022, 1.750%	6,678,954
7,020,000	10/31/2022, 1.875%	7,137,366
5,755,000	11/15/2022, 1.625%	5,764,553
6,560,000	11/30/2022, 2.000%	6,717,079
6,190,000	12/31/2022, 2.125%	6,384,161
6,270,000	01/31/2023, 1.750%	6,318,248
5,820,000	02/15/2023, 2.000%	5,963,114
6,110,000	02/28/2023, 1.500%	6,058,443
5,920,000	05/15/2023, 1.750%	5,962,435
5,137,000	08/15/2023, 2.500%	5,432,881
5,017,000	11/15/2023, 2.750%	5,397,098
4,470,000	02/15/2024, 2.750%	4,812,411
3,620,000	05/15/2024, 2.500%	3,829,775
2,240,000	08/15/2024, 2.375%	2,346,969
1,320,000	11/15/2024, 2.250%	1,369,551
		142,842,939
TOTAL US GOVERNMENT NOTE/BOND (Cost $176,516,566)		178,471,175

SHORT-TERM INVESTMENTS - 10.0%
42,107,611	Short Term Investment Trust Liquid Assets Portfolio - Institutional Class, 0.45% (d)	42,107,611
TOTAL SHORT-TERM INVESTMENTS (Cost $42,107,611)		42,107,611

TOTAL INVESTMENTS - 109.2% (Cost $460,727,738)		461,977,142
Liabilities in Excess of Other Assets - (9.2)%		(38,930,090
NET ASSETS - 100.0%		$423,047,052

(a)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. The value of those securities total $9,486,391.

(b)	Security purchased on a when-issued basis. On May 31, 2016, the total value of investments purchased on a when-issued basis was $42,140,624 or 10.0% of total net assets.
(c)	Zero coupon bond.
(d)	Annualized seven-day yield as of May 31, 2016.

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows*:
Cost of investments	$460,727,738
Gross unrealized appreciation	3,656,768
Gross unrealized depreciation	(2,407,364)
Net unrealized appreciation	$1,249,404

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes and real estate investment trusts that are traded on the national securities exchange, except those listed on the NASDAQ Global Market (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2016:

Vident International Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 558,628,980	$ -	$ -	$ 558,628,980
Preferred Stocks	1,030,485	-	-	1,030,485
Real Estate Investment Trusts	7,097,587	-	-	7,097,587
Short-Term Investments	1,061,715	-	-	1,061,715
Investments Purchased with Securities Lending Collateral	-	30,201,898	-	30,201,898
Total Investments in Securities	$ 567,818,767	$ 30,201,898	$ -	$ 598,020,665
^ See Schedule of Investments for country breakouts.
Vident Core U.S. Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 441,468,432	$ -	$ -	$ 441,468,432
Short-Term Investments	276,839	-	-	276,839
Investments Purchased with Securities Lending Collateral	-	43,535,385	-	43,535,385
Total Investments in Securities	441,745,271	43,535,385	-	485,280,656
^ See Schedule of Investments for sector breakouts.
Vident Core U.S. Bond Strategy ETF
Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 186,694,664	$ -	$ 186,694,664
Mortgage Backed Securities	-	53,524,745	-	53,524,745
U.S. Government Agency Issues	-	1,178,947	-	1,178,947
U.S. Government Notes/Bonds	-	178,471,175	-	178,471,175
Short-Term Investments	42,107,611	-	-	42,107,611
Total Investments in Securities	$ 42,107,611	$ 419,869,531	$ -	$ 461,977,142
^ See Schedule of Investments for sector breakouts.

Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2016, the Funds recognized no transfers to or from Levels 1, 2 or 3.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Vident International Equity Fund	Balance as of 08/31/2015	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 5/31/2016	Net Change in Unrealized Appreciation (Depreciation) on securities held at 5/31/2016
Common Stocks	$105,225	$(1,535,039)	$1,443,038	$-	$(13,224)	$-	$-	$-	$-

Secured Borrowings (unaudited)

The Funds recently adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

The Vident International Equity Fund and Vident Core U.S. Equity Fund loaned securities that were collateralized by cash.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

Vident International Equity Fund
Securities lending transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Repurchase Agreements	$ 30,201,898	$ -	$ -	$ -	$ 30,201,898
Total Borrowings	$ 30,201,898	$ -	$ -	$ -	$ 30,201,898

Vident Core U.S. Equity Fund
Securities lending transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Money Market	$ 43,535,385	$ -	$ -	$ -	$ 43,535,385
Total Borrowings	$ 43,535,385	$ -	$ -	$ -	$ 43,535,385

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               ETF Series Solutions

By (Signature and Title)            /s/ Paul R. Fearday
                                      Paul R. Fearday, President (principal executive officer)

Date               07.27.16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Paul R. Fearday
                                               Paul R. Fearday, President (principal executive officer)

Date               07.27.16

By (Signature and Title)*          /s/  Kristen M. Weitzel
     Kristen M. Weitzel, Treasurer (principal financial officer)

Date                07.27.16

* Print the name and title of each signing officer under his or her signature.